REVENUE - By Service Line (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Revenue	$ 538	$ 479	$ 1,035	$ 940
Gas Transmission
Disclosure of operating segments [line items]
Revenue	379	343	721	663
Distribution
Disclosure of operating segments [line items]
Revenue	96	86	192	177
Connections
Disclosure of operating segments [line items]
Revenue	53	45	97	85
Other
Disclosure of operating segments [line items]
Revenue	$ 10	$ 5	$ 25	$ 15